Acquisitions and Divestitures - Acquisition of Horizon North Logistics (Details) - Horizon North - Dexterra	May 29, 2020
Acquisitions and Divestitures
Ownership percentage in equity method investment	100.00%
Percentage of common shares acquired	49.00%